Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:(4)
Year(1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	Total Shareholder Return(5) ($)	Peer Group Shareholder Return ($)(6)	Net Income (Millions) ($)	Revenue (Millions) ($)(7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	17,234,989	84,832,017	1,332,569	7,420,364	109.49	162.45	223.2	570.4
2024	298,869	(15,679,931)	2,486,614	657,221	50.77	153.41	147.6	475.4
2023	243,726	(101,686,366)	1,074,218	(7,298,566)	61.09	105.07	112.8	419.1
2022	243,388	217,519,085	3,225,392	23,272,821	98.28	110.08	154.8	343.5

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	The following individuals were our Non-PEO NEOs in the respective years:
2025: Anna Bryson, Nate Gross, Jennifer Chaloemtiarana
2024: Anna Bryson, Craig Overpeck, Nate Gross, Jennifer Chaloemtiarana
2023: Anna Bryson, Paul Jorgensen, Nate Gross, Jennifer Chaloemtiarana
2022: Anna Bryson, Paul Jorgensen, Joseph Kleine

Peer Group Issuers, Footnote	Represents the weighted peer group TSR of the S&P 500 Information Technology Index, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.
PEO Total Compensation Amount	$ 17,234,989	$ 298,869	$ 243,726	$ 243,388
PEO Actually Paid Compensation Amount	$ 84,832,017	(15,679,931)	(101,686,366)	217,519,085
Adjustment To PEO Compensation, Footnote	In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the 2025 amounts reported for our PEO and our other NEOs as a group in the “Total” column of the Summary Compensation Table for each year to calculate CAP. The assumptions used in calculating the fair value of the stock awards reported in this table are in accordance with FASB ASC 718 and set forth in Note 2 and Note 10 to our consolidated financial statements included in our Annual Report on Form 10-K for the fiscal year ended March 31, 2025. Such fair values do not take into account any estimated forfeitures related to service vesting conditions. The amounts reported in this table reflect the accounting cost for these RSUs and PSUs and do not correspond to the actual economic value that may be received by our PEO and NEOs upon the vesting and/or settlement of the RSU and PSU awards or any sale of the underlying shares of common stock. For information on the calculation of “compensation actually paid” for 2024, 2023, and 2022, please see the “pay versus performance” disclosure in our 2024 definitive proxy statement which was filed with the SEC on July 18, 2024 and our 2023 definitive proxy statement which was filed with the SEC on June 14, 2023 for 2023 and 2022 information.

	2025
	Jeff Tangney	Average Non-PEO NEOs
Total Compensation from SCT	17,234,989	1,332,569
Adjustments for equity awards:
Grant date values in the SCT	(15,431,144)	(662,801)
Year-end fair value of unvested awards granted in the current year	20,735,802	919,737
Fair values at vest date for awards granted and vested in current year	3,551,332	389,079
Change in fair values from prior year-end to current year-end of unvested awards granted in prior years	48,139,800	3,747,122
Change in fair values from prior year-end to vest date of awards granted in prior years that that vested in the year	10,601,238	1,694,658
Forfeitures during current year equal to prior year-end fair value	—	—
Dividends or dividend equivalents not otherwise included in total compensation	—	—
Total Adjustments for Equity Awards	67,597,028	6,087,795
Compensation Actually Paid	84,832,017	7,420,364

Non-PEO NEO Average Total Compensation Amount	$ 1,332,569	2,486,614	1,074,218	3,225,392
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,420,364	657,221	(7,298,566)	23,272,821
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the 2025 amounts reported for our PEO and our other NEOs as a group in the “Total” column of the Summary Compensation Table for each year to calculate CAP. The assumptions used in calculating the fair value of the stock awards reported in this table are in accordance with FASB ASC 718 and set forth in Note 2 and Note 10 to our consolidated financial statements included in our Annual Report on Form 10-K for the fiscal year ended March 31, 2025. Such fair values do not take into account any estimated forfeitures related to service vesting conditions. The amounts reported in this table reflect the accounting cost for these RSUs and PSUs and do not correspond to the actual economic value that may be received by our PEO and NEOs upon the vesting and/or settlement of the RSU and PSU awards or any sale of the underlying shares of common stock. For information on the calculation of “compensation actually paid” for 2024, 2023, and 2022, please see the “pay versus performance” disclosure in our 2024 definitive proxy statement which was filed with the SEC on July 18, 2024 and our 2023 definitive proxy statement which was filed with the SEC on June 14, 2023 for 2023 and 2022 information.

	2025
	Jeff Tangney	Average Non-PEO NEOs
Total Compensation from SCT	17,234,989	1,332,569
Adjustments for equity awards:
Grant date values in the SCT	(15,431,144)	(662,801)
Year-end fair value of unvested awards granted in the current year	20,735,802	919,737
Fair values at vest date for awards granted and vested in current year	3,551,332	389,079
Change in fair values from prior year-end to current year-end of unvested awards granted in prior years	48,139,800	3,747,122
Change in fair values from prior year-end to vest date of awards granted in prior years that that vested in the year	10,601,238	1,694,658
Forfeitures during current year equal to prior year-end fair value	—	—
Dividends or dividend equivalents not otherwise included in total compensation	—	—
Total Adjustments for Equity Awards	67,597,028	6,087,795
Compensation Actually Paid	84,832,017	7,420,364

Compensation Actually Paid vs. Total Shareholder Return
The graph below illustrates the relationship between CAP for our PEO, the average of CAP for our Non-PEO NEOs, the Company's cumulative TSR, and the cumulative TSR of the S&P 500 Information Technology Index for each of the periods presented in the Pay Versus Performance table.

Compensation Actually Paid vs. Net Income
The graph below illustrates the relationship between the CAP for our PEO, the average of CAP for our Non-PEO NEOs, and the Company's net income for each of the periods presented in the Pay Versus Performance table.

Compensation Actually Paid vs. Company Selected Measure
The graph below illustrates the relationship between the CAP for our PEO, the average of CAP for our Non-PEO NEOs, and the Company's revenue for each of the periods presented in the Pay Versus Performance table.

Total Shareholder Return Vs Peer Group
The graph below illustrates the relationship between CAP for our PEO, the average of CAP for our Non-PEO NEOs, the Company's cumulative TSR, and the cumulative TSR of the S&P 500 Information Technology Index for each of the periods presented in the Pay Versus Performance table.

Tabular List, Table	•Revenue •Adjusted EBITDA
Total Shareholder Return Amount	$ 109.49	50.77	61.09	98.28
Peer Group Total Shareholder Return Amount	162.45	153.41	105.07	110.08
Net Income (Loss)	$ 223,200,000	$ 147,600,000	$ 112,800,000	$ 154,800,000
Company Selected Measure Amount	570,400,000	475,400,000	419,100,000	343,500,000
PEO Name	Jeff Tangney
Additional 402(v) Disclosure	The dollar amounts reported in column (c) and (e) represent the CAP to our PEO and the average CAP to our other NEOs as a group, respectively, as computed in accordance with Item 402(v) of Regulation S-K, and do not reflect the actual amount of compensation earned by or paid to our PEO or our other NEOs as a group during the applicable year. The Company and the Peer Group total shareholder return is determined based on the value of an initial fixed investment of $100 on June 24, 2021 (the date that our Class A common stock commenced trading on the NYSE) through the end of the listed year, and assumes that all dividends were reinvested.Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Revenue is the financial performance measure that, in the Company’s assessment, represents the most important performance measure used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.
Financial Performance Measures
As described in greater detail in the “Compensation Discussion and Analysis” section above, the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that we use for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. Below is an unranked list of all financial performance measures that we used to link Compensation Actually Paid to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance:
We define adjusted EBITDA as net income before interest, income taxes, depreciation, and amortization, and as further adjusted for acquisition and other related expenses, stock-based compensation expense, restructuring and impairment charges, change in fair value of contingent earn-out consideration liability, and other income, net. For a reconciliation of net income to adjusted EBITDA, see page 54 of our Annual Report on Form 10-K for the fiscal year ended March 31, 2025, filed with the SEC on May 20, 2025.
Relationship Between Compensation Actually Paid and Financial Performance Measures

As required by SEC rules, we are providing in this section a graphic analysis showing a comparison of the CAP to our NEOs and the other metrics presented in the Pay Versus Performance table: total stockholder return, net income, and revenue.
Relationship between CAP, Cumulative Total Shareholder Return (“TSR”) of the Company and Cumulative TSR of the Peer Group

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 67,597,028
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,431,144)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,735,802
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	48,139,800
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,551,332
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,601,238
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Forfeitures During Covered Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,087,795
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(662,801)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	919,737
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,747,122
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	389,079
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,694,658
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Forfeitures During Covered Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0